Gain on Time Charter Agreement Termination (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		56 Months Ended		0 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Oct. 29, 2013 Star Sigma	Jan. 04, 2012 Star Sigma	Jan. 04, 2012 Star Sigma - Amount received in cash	Jan. 04, 2012 Star Sigma - Value of fuels received as compensation
Fair Value of Above/Below Market Acquired Time Charters and Gain/Loss on Time Charter Agreement Termination [Line Items]
Gain on time charter agreement termination	$ 0	$ 6,454			$ 5,734	$ 720
Metric tons of fuel oil				1,027
Gross daily charter rate			$ 38